Reconciliation of the effective tax rate (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit before income taxes		R$ 3,170,156	R$ 1,326,002	R$ 4,677,942
Statutory rate		34.00%	34.00%	34.00%
Estimated expense at statutory rate		R$ (1,077,853)	R$ (450,841)	R$ (1,590,500)
Tax benefit of interest on equity		200,073	126,604	312,339
Provision – Law 4,819/1958 – G0	[1]	(22,640)	(37,675)	(44,426)
Donations		(16,723)	(8,672)	(19,888)
Other differences		52,856	17,900	32,050
Income tax and social contribution		(864,287)	(352,684)	(1,310,425)
Current income tax and social contribution		(961,556)	(460,721)	(1,155,463)
Deferred income tax and social contribution		R$ 97,269	R$ 108,037	R$ (154,962)
Effective rate		27.00%	27.00%	28.00%

[1]	Permanent difference related to the provision for actuarial liability (Note 22 (ii) and (v)).